Newbuildings (Tables)	6 Months Ended
Jun. 30, 2024
Property, Plant and Equipment [Abstract]
Schedule of newbuildings
The table below sets forth the carrying value of our newbuildings:

	June 30, 2024	December 31, 2023
(in $ thousands)
Opening balance	132,646	176,145
Installment payments (1)	310,773	378,305
Capitalized interest	1,956	7,805
Other capitalized costs (2)	5,628	8,126
Reclassification to Vessels and equipment (3)	(451,003)	(437,735)
Total	—	132,646

(1) Installment payments in the six months ended June 30, 2024 include $310.8 million for the fifth and sixth installments net of address commissions to New Times Shipyard for newbuildings “Mount Bandeira”, “Mount Hua”, “Mount Elbrus”, “Mount Denali”, “Mount Aconcagua” and “Mount Emai”. Of this amount, $5.1 million relating to the sixth installments for “Mount Bandeira” and “Mount Hua” was paid in December 2023 in advance of their deliveries in January 2024 and were presented as “Other non-current assets” on the consolidated balance sheet as of December 31, 2023.

The Company drew down $295.5 million on the sale and leaseback financing to fund these installments and the installment payments were made by CCBFL and Jiangsu (as these terms are defined in Note 13) on behalf of the Company.

(2) Other capitalized costs include direct costs associated with the supervision of our newbuilding program.

(3) “Mount Bandeira”, “Mount Hua”, “Mount Elbrus”, “Mount Denali”, “Mount Aconcagua” and “Mount Emai” were delivered in the six months ended June 30, 2024 and their corresponding costs were reclassified to Vessels and equipment (see Note 11 - Vessels and Equipment, net).

Vessels and Equipment
(in $ thousands)
Cost
As of January 1, 2024	437,735
Additions	451,003
As of June 30, 2024	888,738

Vessel and Equipment
(in $ thousands)
Depreciation and Amortization
As of January 1, 2024	(9,118)
Charge for the period	(11,899)
As of June 30, 2024	(21,017)

Net book value as of June 30, 2024	867,721